Financial risk management and financial instruments - Statement of Financial Position and Income Statement Impact (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Financial risk management and financial instruments
Financial assets	R 86,216	R 92,029
Financial liabilities	(168,266)	(177,816)
Net gain/(loss) on derivative instruments	2,364	3,287	R (18,325)
Commodity and currency derivatives, Embedded derivatives and Non-derivative financial instruments
Financial risk management and financial instruments
Financial assets	3,978	2,225
Financial liabilities	(619)	(3,397)
Net gain/(loss) on derivative instruments	2,364	3,287	(18,325)
Interest rate swap
Financial risk management and financial instruments
Net gain/(loss) on derivative instruments			1,029
Crude oil put options
Financial risk management and financial instruments
Financial assets	279	253
Net gain/(loss) on derivative instruments	(953)	(507)
Crude oil zero cost collar
Financial risk management and financial instruments
Net gain/(loss) on derivative instruments		3,953	(11,349)
Crude oil swap options
Financial risk management and financial instruments
Net gain/(loss) on derivative instruments			(5,140)
Crude oil futures
Financial risk management and financial instruments
Financial liabilities		(12)
Net gain/(loss) on derivative instruments	(180)	401	(1,049)
Ethane swap options
Financial risk management and financial instruments
Financial liabilities		(158)
Net gain/(loss) on derivative instruments	(17)	(272)	279
Coal swap options
Financial risk management and financial instruments
Net gain/(loss) on derivative instruments		1,099	691
Other commodity derivatives
Financial risk management and financial instruments
Financial assets	5	10
Financial liabilities	(7)
Net gain/(loss) on derivative instruments	(62)	180	(593)
Forward exchange contracts
Financial risk management and financial instruments
Financial assets	711	133
Financial liabilities	(11)	(353)
Net gain/(loss) on derivative instruments	1,091	(1,339)	(677)
Foreign exchange zero cost collars
Financial risk management and financial instruments
Financial assets	302	76
Financial liabilities		(579)
Net gain/(loss) on derivative instruments	810	(301)	(1,580)
Convertible bond embedded derivative
Financial risk management and financial instruments
Financial liabilities	(59)	(1,302)
Net gain/(loss) on derivative instruments	1,233	867
Oxygen supply contract embedded derivative assets and liabilities
Financial risk management and financial instruments
Financial assets	508	516
Financial liabilities	(542)	(993)
Net gain/(loss) on derivative instruments	442	(794)	R 64
Investments at fair value through profit or loss
Financial risk management and financial instruments
Financial assets	R 2,173	R 1,237